Summary of significant accounting policies (Contract Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Unbilled loans mature amounted	$ 0	$ 0
Balance	8,000	6,000
Acquisition of Suns Tower Limited			$ 10,000
Revenue recognized from beginning contract liability balance	(8,000)	(6,000)	(10,000)
Advances received from customers related to unsatisfied performance obligations	3,000	8,000	6,000
Balance	$ 3,000	$ 8,000	$ 6,000